UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2008

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 9.9% of Net Assets
	Convertible Preferred (Restricted)(c) – 9.8%
	Drug Discovery Technologies – 1.2%
1,587,302	Agilix Corporation Series B (a) (b)	$94,540
250,000	Ceres, Inc. Series C (a)	1,625,000
21,462	Ceres, Inc. Series C-1 (a)	139,503
175,540	Ceres, Inc. Series D (a)	1,141,010
28,385	Ceres, Inc. Series F (a)	184,502
5,677	Ceres, Inc. warrants (expiration 9/05/15) (a)	0
200,000	Zyomyx, Inc. Series A New (a)	20,000
200	Zyomyx, Inc. Series B New (a)	20
	Emerging Biopharmaceuticals – 0.7%
1,212,121	Raven biotechnologies, Inc. Series B (a)	0
1,872,772	Raven biotechnologies, Inc. Series C (a)	0
2,722,014	Raven biotechnologies, Inc. Series D (a)	249,881
1,415,385	TargeGen, Inc. Series C (a)	1,226,672
407,825	TargeGen, Inc. Series D (a)	353,450
	Healthcare Services – 1.4%
322,168	CytoLogix Corporation Series A (a) (b)	3,222
151,420	CytoLogix Corporation Series B (a) (b)	531,484
3,589,744	PHT Corporation Series D (a) (b)	2,800,000
802,996	PHT Corporation Series E (a) (b)	626,337
	Medical Devices and Diagnostics – 6.5%
2,379,916	CardioKinetix, Inc. Series C (a) (b)	1,640,000
3,235,293	Concentric Medical, Inc. Series B (a) (b)	4,529,410
1,162,790	Concentric Medical, Inc. Series C (a) (b)	1,627,906
455,333	Concentric Medical, Inc. Series D (a) (b)	637,466
177,778	EPR, Inc. Series A (a)	1,778
1,592,852	FlowCardia, Inc. Series C (a)	1,708,334
2,446,016	Labcyte Inc. Series C (a)	1,280,000
2,050,000	Magellan Biosciences, Inc. Series A (a)	2,050,000
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1 (a)	586,171
877,747	OmniSonics Medical Technologies, Inc. Series B-1 (a)	498,560
43,478	TherOx, Inc. Series H (a)	277,390
99,646	TherOx, Inc. Series I (a)	635,742
2,813	TherOx, Inc. warrants (expiration 1/26/10) (a)	0
5,427	TherOx, Inc. warrants (expiration 6/09/09) (a)	0
640,625	Xoft, Inc. Series D (a)	2,139,688
122,754	Xoft, Inc. Series E (a)	409,998
		$27,018,064

PRINCIPAL AMOUNT
Convertible Notes – 0.1%
Drug Discovery Technologies – 0.1%
$700,000	deCODE Genetics, Inc., 3.50% due 2011	224,000

PRINCIPAL AMOUNT		VALUE
	Emerging Biopharmaceuticals – 0.0%
$29,767	Raven biotechnologies, Inc. Convertible Note, 5.00% due 2009 (Restricted) (c)	$9,299
35,125	Raven biotechnologies, Inc. Convertible Subordinated Note, 5.00% due 2009 (Restricted) (c)	35,125
		$268,424
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $34,573,962)	$27,286,488

SHARES
	COMMON STOCKS AND WARRANTS – 79.3%
	Biopharmaceuticals – 30.0%
135,182	Affymax, Inc. (a)	2,150,746
624,321	Akorn, Inc. (a)	2,066,503
108,889	Akorn, Inc. warrants (expiration 3/08/11) (a) (c)	59,889
52,700	Alnylam Pharmaceuticals, Inc. (a)	1,408,671
99,357	Amgen Inc. (a)	4,685,676
525,965	Antisoma Plc (a) (e)	240,752
3,062,746	Antisoma Plc (Restricted) (a) (c) (e)	1,121,539
340,305	Antisoma Plc (Restricted) (a) (c) (e)	109,038
69,300	Biogen Idec Inc. (a)	3,873,177
76,700	BioMarin Pharmaceutical Inc. (a)	2,222,766
756,272	Critical Therapeutics, Inc. (a)	279,821
159,672	Critical Therapeutics, Inc. warrants (expiration 6/06/10) (a) (c)	0
88,550	Forest Laboratories, Inc. (a)	3,076,227
44,770	Genentech, Inc. (a)	3,398,043
127,857	Genzyme Corporation (a)	9,208,261
259,050	Gilead Sciences, Inc. (a)	13,716,697
140,394	Hologic, Inc. (a)	3,060,589
8,815	Intuitive Surgical, Inc. (a)	2,374,761
131,247	Martek Biosciences Corporation (a)	4,424,336
373,600	Medarex, Inc. (a)	2,469,496
232,450	Medicines Company (a)	4,607,159
31,300	Merck & Co., Inc.	1,179,697
175,880	MiddleBrook Pharmaceuticals, Inc. warrants (expiration 4/29/10) (a) (c)	323,619
95,895	Myriad Genetics, Inc. (a) (f)	4,365,140
143,190	Omrix Biopharmaceuticals, Inc. (a)	2,253,811
100,000	Regeneron Pharmaceuticals, Inc (a)	1,444,000
367,105	Synta Pharmaceuticals Corp. (a)	2,239,341
132,900	Vertex Pharmaceuticals Inc. (a)	4,448,163
52,500	XenoPort, Inc. (a)	2,049,075
		82,856,993

SHARES		VALUE
	Biotechnology – 1.8%
328,000	Athersys, Inc. (a) (c)	$642,880
82,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (c)	31,980
339,950	Momenta Pharmaceuticals, Inc. (a)	4,181,385
		4,856,245
	Drug Delivery – 1.0%
227,550	Alkermes, Inc. (a)	2,812,518
	Drug Discovery Technologies – 7.7%
162,288	Avalon Pharmaceuticals, Inc. (a)	193,123
125,480	Celgene Corporation (a)	8,014,408
91,368	Cougar Biotechnology, Inc. (a)	2,177,299
1,601,039	MZT Holdings, Inc. (a) (b)	208,135
1,846,154	MZT Holdings, Inc. warrants (expiration 1/17/11) (a) (b) (c)	0
952,381	MZT Holdings, Inc. warrants (expiration 1/22/12) (a) (b) (c)	0
78,600	OSI Pharmaceuticals, Inc. (a)	3,247,752
399,028	Penwest Pharmaceuticals Co. (a)	1,077,376
199,514	Penwest Pharmaceuticals Co. warrants (expiration 3/11/13) (a) (c)	299,271
61,900	United Therapeutics Corporation (a)	6,050,725
200,000	Zyomyx, Inc. (Restricted) (a) (c)	2,000
		21,270,089
	Emerging Biopharmaceuticals – 3.5%
487,345	ACADIA Pharmaceuticals Inc. (a)	1,798,303
90,552	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (c)	905
747,980	Exelixis, Inc. (a)	3,739,900
794,191	Lexicon Pharmaceuticals, Inc. (a)	1,270,706
242,522	NitroMed, Inc. (a)	242,522
256,000	Sangamo BioSciences, Inc. (a)	2,547,200
		9,599,536
	Generic Pharmaceuticals – 4.0%
186,550	Mylan Inc. (a)	2,251,659
194,008	Teva Pharmaceutical Industries, Ltd. (d)	8,885,566
		11,137,225
	Healthcare Services – 13.2%
47,300	Aetna Inc.	1,917,069
25,000	Allergan, Inc.	1,301,250
148,148	Aveta, Inc. (Restricted) (a) (c)	1,481,480
579,379	CardioNet, Inc. (Restricted) (a) (c)	13,885,977
119,740	HealthExtras, Inc. (a)	3,608,964
66,524	ICON Plc (a) (d)	5,023,892
77,815	Medco Health Solutions, Inc. (a)	3,672,868
204,139	Syntiro Healthcare Services (Restricted) (a) (c)	204
40,350	WellPoint, Inc. (a)	1,923,081

SHARES		VALUE
	Healthcare Services – continued
1,285,000	Zix Corporation (a)	$3,572,300
		36,387,085
	Medical Devices and Diagnostics – 18.1%
325,270	Align Technology, Inc. (a)	3,412,082
41,000	Applera Corporation- Applied Biosystems Group	1,372,680
118,450	Baxter International Inc.	7,573,693
77,640	Becton, Dickinson and Company	6,312,132
93,992	IDEXX Laboratories, Inc. (a)	4,581,170
99,593	Inverness Medical Innovations, Inc. (a)	3,303,500
43,250	Laboratory Corporation of America Holdings (a)	3,011,497
205,200	Masimo Corporation (a)	7,048,620
130,000	Masimo Laboratories, Inc. (Restricted) (a) (c)	51,883
447,080	Medwave, Inc. (a) (c)	0
111,770	Medwave, Inc. warrants (expiration 8/21/11) (a) (c)	0
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (c)	620
87,200	PerkinElmer, Inc.	2,428,520
139	Songbird Hearing, Inc. (Restricted) (a) (c)	93
73,925	Stryker Corporation	4,648,404
110,840	Thermo Fisher Scientific Inc. (a)	6,177,113
		49,922,007
	TOTAL COMMON STOCKS AND WARRANTS (Cost $213,311,152)	$218,841,698

NUMBER OF CONTRACTS (100 SHARES EACH)
	PUT OPTIONS PURCHASED – 0.0%
478	Myriad Genetics, Inc., strike @ 35, expires Aug-2008 (a)	7,170
478	Myriad Genetics, Inc., strike @ 40, expires Aug-2008 (a)	19,120
	TOTAL PUT OPTIONS PURCHASED (Cost $346,689)	$26,290

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 10.6%
$14,000,000	General Electric Capital Corp., 1.90% due 07/09/08	13,994,089
15,164,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $15,164,421 (collateralized by U.S. Treasury Bond 1.20%, 9/18/08, market value $15,467,585); 1.00% due 07/01/08	15,164,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,158,089)	$29,158,089
	TOTAL INVESTMENTS - 99.8% (Cost $277,389,892)	$275,312,565
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	$491,784
	NET ASSETS - 100%	$275,804,349

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $12,698,500).
(c)	Security fair valued by the Valuation Committee of the Board of Trustees.
(d)	American Depositary Receipt.
(e)	Foreign Security.
(f)	A portion of security is pledged as collateral for call options written.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
123	Myriad Genetics, Inc., strike @ 85	Jul - 2008	$(9,225)
82	Myriad Genetics, Inc., strike @ 80	Aug - 2008	(1,230)
	TOTAL CALL OPTIONS WRITTEN (Premiums received $25,374)		$(10,455)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market  System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to oversight and ratification by the Trustees. However, because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of the securities represents 16% of the Fund’s net assets at June 30, 2008. The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2008. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	$1,663,667	$0.06	$94,540
Antisoma, Inc. (h)
Restricted Common	6/11/08	3,197,057	0.37	1,121,539
Restricted Common	6/11/08	355,229	0.32	109,038
Aveta, Inc.
Restricted Common	12/21/05	2,003,143	10.00	1,481,480
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,640,000	0.69	1,640,000
CardioNet, Inc.
Restricted Common	5/3/01 - 3/7/07	4,345,501	23.97	13,885,977
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	3/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	3/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/5/07	186,335	6.50	184,502
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	2,220,447	1.40	4,529,410
Series C Cvt. Pfd.	12/19/03	1,000,469	1.40	1,627,906
Series D Cvt. Pfd.	9/30/05	638,641	1.40	637,466
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,078,567	0.01	3,222
Series B Cvt. Pfd.	1/11/01	509,146	3.51	531,484
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	1,719,754	1.07	1,708,334
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,052,904	1.00	2,050,000
Masimo Laboratories, Inc.
Restricted Common	3/31/98	0	0.40	51,883
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,200,343	0.57	586,171
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	667,477	0.57	498,560
Restricted Common	5/24/01, 7/2/07	1,606,319	0.01	620
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-12/17/03	627,472	0.78	626,337
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	2,001,150	0.00	0
Series C Cvt. Pfd.	11/26/02	1,554,400	0.00	0
Series D Cvt. Pfd.	6/23/05	803,792	0.09	249,881
Cvt. Note	11/13/07	33,753	31.24	9,299
Cvt. Subordinated Note	5/27/08, 6/25/08	35,125	100.00	35,125
Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.67	93
Syntiro Healthcare Services
Restricted Common	2/5/97	800,325	0.001	204
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,331	0.87	1,226,672
Series D Cvt. Pfd.	5/8/07	531,198	0.87	353,450

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	$2,001,786	$6.38	$277,390
Series I Cvt. Pfd.	7/8/05	386,639	6.38	635,742
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,055,919	3.34	2,139,688
Series E Cvt. Pfd.	6/20/08	409,998	3.34	409,998
Zyomyx, Inc.
Series A New Cvt. Pfd.	2/19/99, 1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
Restricted Common	2/19/99 - 7/22/02	2,401,101	0.01	2,000
		$50,782,749		$43,715,322

(g)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
(h)

The carrying value per unit of unrestricted common units of Antisoma Plc was $0.46 on June 11, 2008, the date of the purchase agreement and date an enforceable right to acquire the restricted units was obtained.

Federal Income Tax Cost - At June 30, 2008, the total cost of securities for Federal income tax purposes was $277,389,892. The net unrealized loss on securities held by the Fund was $2,077,327, including gross unrealized gain of $48,870,707 and gross unrealized loss of $50,948,034.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the nine months ended June 30, 2008 were as follows:

Issuer	Value on October 1, 2007	Purchases	Sales (a)	Income	Value on June 30, 2008

Agilix Corporation	$94,540	$—	$—	$—	$94,540
CardioKinetix, Inc.	—	1,640,000	—	—	1,640,000
Concentric Medical, Inc.	6,794,782	—	—	—	6,794,782
CytoLogix Corporation	351,488	352,908	352,713	4,934	534,706
MZT Holdings, Inc. (b)	2,816,072	—	3,128,620	124,357	208,135
PHT Corporation	3,426,337	—	—	—	3,426,337
	$13,483,219	$1,992,908	$3,481,333	$129,291	$12,698,500

(a) Sales of affiliates represent convertible notes paid off.

(b) Formerly Matritech, Inc.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/28/08

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	8/28/08